INTANGIBLE ASSETS, NET (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INTANGIBLE ASSETS, NET [Line Items]
Impairment loss		¥ 2,655
Amortization expenses for intangible assets of continuing operations	¥ 4,651	4,782	¥ 6,786
Amortization expenses for intangible assets of continuing operations included in cost of sales	¥ 1,393	¥ 1,393	2,466
Trade name [Member]
INTANGIBLE ASSETS, NET [Line Items]
Impairment loss			¥ 2,655